Restructuring - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Restructuring and related costs	$ 18,136	$ 0	$ 49,116	$ 82,296
Severance costs			32,500	75,600	$ 74,600
Restructuring and related cost accelerated amortization			9,200
Restructuring and related cost, accelerated depreciation			7,400
Restructuring	1,486	0	32,466	82,296
Other restructuring costs	16,650	$ 0	16,650	0
Impairment of operating right-of-use assets and related property, plant and equipment			0	5,573
Onerous contract costs				1,100
Restructuring reserve	13,751		13,751		12,525	$ 31,474
Office consolidation program
Restructuring Cost and Reserve [Line Items]
Other restructuring costs				$ 6,700
Personnel related liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	11,000		11,000		9,100
Facility liability
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	2,800		2,800		3,400
Restructuring reserve, current	900		900		1,300
Restructuring reserve, noncurrent	$ 1,900		$ 1,900		$ 2,100